Offerings	Jun. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277032) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.325% Senior Notes due 2028
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99992
Maximum Aggregate Offering Price	$ 1,249,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,611.19
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277032) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.425% Senior Notes due 2029
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit	0.99981
Maximum Aggregate Offering Price	$ 1,149,781,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,784.83
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277032) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2031
Amount Registered | shares	1,350,000,000
Proposed Maximum Offering Price per Unit	0.9992
Maximum Aggregate Offering Price	$ 1,348,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 186,285.85
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277032) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2036
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99961
Maximum Aggregate Offering Price	$ 749,707,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,534.61
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277032) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.